Stockholders' Equity (Deficiency) (Details Narrative)																3 Months Ended		9 Months Ended				12 Months Ended
		Jul. 21, 2020 USD ($) $ / shares shares	Jul. 18, 2020 $ / shares shares	Jul. 17, 2020 $ / shares shares	Jun. 01, 2020 USD ($) $ / shares shares	Apr. 24, 2020 USD ($) $ / shares shares	Feb. 25, 2020 USD ($) $ / shares shares	Sep. 13, 2019 USD ($) $ / shares shares	Sep. 13, 2019 USD ($) $ / shares shares	Jun. 11, 2019 shares	Feb. 07, 2019 USD ($) shares	Jan. 03, 2019 USD ($) $ / shares shares	Dec. 02, 2018 shares	Nov. 27, 2018 shares	Jun. 04, 2018 shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) $ / shares shares		Sep. 30, 2019 USD ($)		Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2018 USD ($) $ / shares shares		Sep. 15, 2020 USD ($) shares	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	May 30, 2018 $ / shares
Common stock, shares authorized																250,000,000		250,000,000				250,000,000		50,000,000		250,000,000
Common stock voting rights																		Approved an amendment to the A&R Certificate of Incorporation to reduce the vote required to amend, repeal, or adopt any provisions of the A&R Certificate of Incorporation from the approval of 66 2/3% of the voting power of the shares of the then outstanding voting stock of the Company entitled to vote to a majority of such shares; and (iii) approved a reverse stock split of the Company's common stock at a ratio of between one-for-five and one-for-twenty-five, with such ratio to be determined at the sole discretion of the Company's Board of Directors (the "Board") and with such reverse stock split to be effected at such time and date, if at all, as determined by the Board in its sole discretion.
Gross proceeds raised in private placement offering | $																		$ 1,358,102	[1]		[1]	$ 2,317,276	[2]		[2]
Number of common stock shares issued													81	134	60,000
Warrants to purchase common stock																5,200		5,200
Warrants exercise price | $ / shares																													$ 150
Common stock par value | $ / shares																$ 0.00001		$ 0.00001				$ 0.00001		$ 0.00001					$ 0.00001
Net proceeds from warrant exercises after deducting underwrites and placement agents fees and expenses | $		$ 3,882,000														$ 631,626		$ 631,626
Percentage of non-compounding cumulative deemed dividends																						8.00%
Deemed dividend | $																23,859		23,859
Fair value adjustment | $																		1,556,000
Derivative liability | $							$ 546,036																			$ 334,229	$ 281,183	$ 199,907
Change in fair value of derivative liabilities | $																$ 53,046		$ (211,807)						(191,656)
Derivative liability, description							If the Company was required to pay the fair value of the warrant in cash as of May 25, 2020, the obligation was discounted at the Company's estimated cost of debt based on short-term C-CCC bond ratings of 19.5% and 28.5%. The likelihood of the Company calling a shareholder meeting and achieving shareholder approval was 90% as of February 25, 2020.
Common stock issued for exercise of warrants																72,748		72,748
Stock-based compensation | $																		$ 363,027		745,269		$ 941,962		$ 1,922,455
Stock Option [Member]
Vesting period																		2 years 6 months
Stock-based compensation | $																$ 194,421	$ 159,865	$ 363,027		$ 329,454
Unrecognized stock-based compensation | $																$ 1,138,934		$ 1,138,934
Independent Directors One [Member]
Number of stock option grants			4,000
Independent Directors Two [Member]
Number of stock option grants			4,000
Independent Directors Three [Member]
Number of stock option grants			4,000
Independent Directors Four [Member]
Number of stock option grants			4,000
Various Employees and Consultants [Member]
Number of stock option grants			106,000
Stock option, exercise price | $ / shares			$ 10.00
Independent Directors [Member]
Stock option, exercise price | $ / shares			$ 10.00
Stock Price [Member]
Warrants and rights outstanding measurement input																11.00		11.00
Projected Volatility [Member]
Warrants and rights outstanding measurement input																118.7		118.7
Measurement Input, Risk Free Interest Rate [Member]
Warrants and rights outstanding measurement input																0.47		0.47
Measurement Input, Expected Dividend Rate [Member]
Warrants and rights outstanding measurement input																0.00		0.00
Series C Convertible Preferred Stock [Member]
Net proceeds from warrant exercises after deducting underwrites and placement agents fees and expenses | $																		$ 1,556,000
Restricted Stock Units (RSUs) [Member] | Robert Gray [Member]
Number of stock option grants									3,125
Restricted stock units granted to directors								3,125
Exercise price of options granted | $ / shares								$ 24.00	$ 24.00
Options aggregate grant date fair value | $								$ 150,000	$ 150,000
Option vesting period, description								These units vest in equal annual portions on the anniversary of their grant.	These units vest in equal annual portions on the September 13, 2020, September 13, 2021 and September 13, 2022.
Common Stock [Member]
Number of common stock shares issued	[3]																							69,000
Number of unvested warrants, forfeited																						(700)
Common stock issued for exercise of warrants																72,748
Restricted stock units granted to directors																						24,156		131,698
Warrants [Member]
Warrant term																7 years		7 years
Fair value of warrants | $																		$ 2,431,250
Fair value adjustment | $																		948,781
Warrants intrinstic | $																$ 2,067,155		$ 2,067,155
Warrants description																		The Preferred Stock includes a contingent beneficial conversion feature ("BCF") which was valued at its $2,067,155 intrinsic value using the commitment date stock price of $0.11 per share and the effective conversion price of $2.50 per share, but was limited to the $607,220 of proceeds that were allocated to the Preferred Stock. The contingent BCF will be recognized when the contingency is resolved.
Preferred Stock
Fair value adjustment | $																		$ 607,220
April 2020 Purchase Agreement [Member]
Number of common stock shares issued						75,472
Proceeds from contributed capital | $						$ 1,000,000
Common stock par value | $ / shares						$ 10.125
Warrants exercised, value | $						$ 811,641
June 2020 Purchase Agreement [Member]
Number of common stock shares issued					117,217
Proceeds from contributed capital | $					$ 1,333,000
Common stock par value | $ / shares					$ 8.25
Warrants exercised, value | $					$ 1,161,667
Underwriting Agreement, Public Offering [Member]
Warrants to purchase common stock				30,000
Underwriting Agreement, Public Offering [Member] | Common Stock [Member]
Warrants to purchase common stock				500,000
Warrants exercise price | $ / shares				$ 8.00
Public offering, description				The Company entered into an Underwriting Agreement relating to a firm commitment public offering (the "Public Offering") of 500,000 units (the "Units"), consisting of an aggregate of 500,000 shares of common stock and warrants to purchase up to 500,000 shares of common stock at a public offering price of $8.00 per Unit.
Underwriting Agreement, Public Offering [Member] | Common Stock [Member] | Purchasing an Additional Shares [Member]
Warrants to purchase common stock				75,000
Underwriting Agreement, Public Offering [Member] | Common Stock [Member] | Purchasing an Additional Shares [Member]
Warrants to purchase common stock				575,000
MZ Agreement [Member]
Compensation per month, value | $											$ 8,000
Stock-based compensation | $											$ 121,079
MZ Agreement [Member] | Restricted Stock [Member]
Number of restricted shares vested											3,400
Vesting period											12 months
Securties Purchase Agreement [Member] | Series C Convertible Preferred Stock [Member]
Number of warrants sold during period																6,078,125		6,078,125
Warrants to purchase common stock																243,125		243,125
Warrants exercise price | $ / shares																$ 9.25		$ 9.25
Net proceeds from warrant exercises after deducting underwrites and placement agents fees and expenses | $																		$ 1,358,000
Number of shares sold during period, shares																		4,205,406
Convertible preferred stock, shares issued upon conversion																243,125		243,125
Initial warrant conversion price | $ / shares																$ 8.00		$ 8.00
Warrant agreement term, description																		The warrants issued have an initial per share exercise price of $8.00, subject to customary adjustments, and will expire seven years from the date of issuance.
Percentage of non-compounding cumulative deemed dividends																		8.00%
Preferred stock, liquidation preference per share | $ / shares																$ 0.37		$ 0.37
Preferred stock, liquidation preference accrued and unpaid dividends amount | $																$ 23,859		$ 23,859
Conversion of stock, description																		The Company may elect to convert the Series C Preferred Stock to common stock in the event the Company either (i) consummates a merger, or (ii) raises an aggregate of at least $8,000,000 in gross proceeds in a transaction or series of transactions within any twelve (12) month period. In the event the Company elects to effect such a conversion, each share of Series C Preferred Stock is convertible into 0.05781 shares of common stock.
Lock-Up and Voting Agreements [Member]
Warrants to purchase common stock		139,800
Warrants exercise price | $ / shares		$ 9.25
Alere Agreement [Member] | Alere Financial Partners [Member]
Warrants to purchase common stock												1,400
Warrants exercise price | $ / shares												$ 39.75
Warrant term												5 years
Warrant agreement term, description												The Alere Agreement is on a month to month basis that can be cancelled by either party with thirty (30) days advance notice.
Payment for monthly fee | $												$ 7,500
Alere Agreement [Member] | Warrants [Member]
Number of unvested warrants, forfeited										700
Alere Agreement [Member] | Warrants [Member] | Alere Financial Partners [Member]
Vesting period												12 months
Bridge Offering [Member]
Gross proceeds raised in private placement offering | $							$ 650,000
Number of common stock shares issued							52,000
Warrants to purchase common stock							52,000
Warrants exercise price | $ / shares							$ 19.75
Private Placement Offering [Member] | April 2020 Purchase Agreement [Member]
Warrants to purchase common stock						75,472
Warrants exercise price | $ / shares						$ 10.125
Purchase price per warrant | $ / shares						3.125
Combined purchase price per share and warrant | $ / shares						$ 13.25
Warrant term						5 years
Private Placement Offering [Member] | June 2020 Purchase Agreement [Member]
Warrants to purchase common stock					117,217
Warrants exercise price | $ / shares					$ 8.25
Purchase price per warrant | $ / shares					3.125
Combined purchase price per share and warrant | $ / shares					$ 11.375
Warrant term					5 years
Minimum [Member]
Common stock, shares authorized																										200,000,000
Maximum [Member]
Common stock, shares authorized																										50,000,000

[1]	Net of cash offering costs of $197,901.
[2]	Net of cash offering costs of $386,724.
[3]	net of offering costs of $2,542,555.